UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  [811-05037]
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2004
                         ---------------

Date of reporting period:  AUGUST 31, 2004
                           ---------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             VILLERE BALANCED FUND
                      ANNUAL REPORT   o   AUGUST 31, 2004

                              (VILLERE & CO. LOGO)
                         INVESTMENT COUNSEL SINCE 1911

October 6, 2004

To Our Fellow Shareholders:

The Villere Balanced Fund finished its annual period on August 31, 2004 with a one-year return of 12.49% that compares to the S&P 500 up 11.46% and the Lipper Balanced Index up 9.10%. Our cumulative return since inception (9/30/99) is 51.39% (8.79% on an annualized basis) that compares to the S&P 500 of -7.36% (- 1.54% on an annualized basis). It also outperformed the Lipper Balanced Index, which returned 13.23% (2.52% on an annualized basis). We are gratified to learn that our fund received a 5 star Overall Morningstar RatingTM among 656 moderate allocation funds as of our fifth anniversary, September 30, 2004. The Morningstar Overall RatingTM for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar RatingTM metrics. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.villere.com. Our performance was ranked by the
                        ---------------
mutual fund rating agency, Lipper, placing us #25 (5th Percentile) out of 546 Balanced Funds for the one-year period ending August 31, 2004. Since inception (9/30/99) we are ranked #4 out of 368 Balanced Funds (2nd percentile). Ranking information is based upon fund total returns. At the close of our annual period, the asset allocation was 66%, 27%, and 7% invested in stocks, bonds, and cash respectively.

Last week our local government recommended that we evacuate our residences in New Orleans due to Hurricane Ivan. Our city is roughly 8 feet below sea level, and the only barrier preventing it from being engulfed by surrounding waters is our extensive levee system. It has been postulated that a direct hit from even a category 3 Hurricane could trap water inside and fill it like a soup bowl.
The storm was forecast to make landfall in Mobile, Alabama, east of New Orleans, which caused many people to evacuate and head west, away from the storm. We came up with the idea of heading northeast, towards the storm, to avoid the interminable traffic congestion. Once outside of the city, traffic started to ameliorate, and this became eerily reminiscent of our investment style. When making investment decisions, we avoid crowds and prefer to buy what is unpopular as it is often under-priced rather than buying the latest fad or trend. Ernest Villere said it best, "stocks are seldom cheap and popular at the same time."

Six months ago our assets were at $19 million, and as of the date of this letter have increased to $28 million. It is important for our existing shareholders to know that our increasing assets demonstrates strength and is a proxy for longevity. Since our fund's inception, we have had less than a dozen complete redemptions from our fund, which underscores shareholder satisfaction.

One of our successes this past year was Delta Petroleum, which increased 37%. Delta is based in Denver and engages in the acquisition, exploration, development, and production of oil and gas properties in 14 states. It also has interests in a producing Federal lease off the California coast and in undeveloped offshore Federal leases near Santa Barbara, California. When we originally bought Delta they had 90 Billion cubic feet equivalent of proved reserves, and we believe they can almost triple these reserves by 2005. Despite the improvement in share price, we believe that it remains largely unknown to investors, and continues to offer an attractive risk vs. reward relationship.

We purchased Marcus Corporation in January of 2004, as it seemed vastly undervalued. Marcus has three business lines; movie theatres, limited-service lodging, and hotels and resorts. It seemed to us that the real estate they owned was worth much more than the stock price reflected. They recently sold the limited services lodging business, which primarily consists of 178 Baymont Inns & Suites to La Quinta for $412 million. This liquidity event unleashed much of the value that was not reflected in the stock price moving it up 27% from our cost. In our opinion Marcus' outstanding management team will now operate the remaining theatre and hotels divisions and, armed with a war chest of cash, should have significant opportunities to improve shareholder value.

There are several portents in the market that continue to keep it "range bound." Corporate profit stability, the war in Iraq, rising interest rates, fears of terrorism, record energy prices and the election uncertainties are at the top of the list. It is amazing to us how many investors, as seen in the nearly $5 trillion in cash held in checking accounts, savings accounts, CD's, etc., refuse to buy stocks until all of the worries are gone. Once these suspicions are gone, and investors are ready to invest money into stocks, they could be doing so at much higher valuations. We are not certain the fears of terrorism will ever fully go away, but we know they will wane, and that staying in cash is not the long-term solution. Our simple point is that stocks offer the best entry points when uncertainty is highest; we are comfortable owning stocks today.

Throughout the strong and weak stock market, we stood by our fund's objectives in seeking long-term capital growth. We believe that in this turbulent market a balanced fund is the investment vehicle of choice as it offers the stability of fixed income, and the opportunity for growth in equities.

In conclusion, we are confident that our style of conducting extensive research on each company we purchase will allow us to succeed. We continue to invest in companies that we feel have excellent managements and strong earning power, whose potential is yet to be recognized by the investing public.

Thank you for your investment in the Villere Balanced Fund.

/s/St. Denis J. Villere                 /s/George G. Villere

St. Denis J. Villere                    George G. Villere

/s/George V. Young                      /s/St. Denis J. Villere III

George V. Young                         St. Denis J. Villere III

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young and St. Denis J. Villere III, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar invest objectives. Rankings for the periods shown include dividends and distributions reinvested and do not reflect sales charges.

The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper Category. The indices are unmanaged and returns include reinvested dividends. The S&P 500 is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The stock index does not incur expenses. Indices are not available for investment.

Please refer to the Schedule of Investments in the report for more complete information regarding fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

(c) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance, including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The Villere Balanced Fund was rated against the following numbers of U.S. domiciled moderate allocation funds over the following time periods: 656 funds in the last three years and 502 funds in the last five years. With respect to these moderate allocation funds, The Villere Balanced Fund received a Morningstar Rating of 5 stars and 5 stars for the three- and five-year periods respectively. Past performance is no guarantee of future results.

The Fund is distributed by Quasar Distributors, LLC.  10/04

SECTOR ALLOCATION at August 31,2004

       SECTOR ALLOCATION                                      % OF NET ASSETS
       -----------------                                      ---------------
       Basic Materials                                              3.1%
       Capital Goods                                                5.9%
       Consumer Cyclical                                            4.3%
       Consumer Non-Cyclical                                        8.3%
       Energy                                                       5.2%
       Financial                                                   15.9%
       Healthcare                                                  13.5%
       Services                                                    12.3%
       Technology                                                  21.4%
       Transportation                                               3.5%
       Money Market Fund                                           10.1%
       Liabilities in excess of Other Assets                      (3.5)%
                                                                  ------
       Net Assets                                                 100.0%

EXPENSE EXAMPLE for the Six Months Ended August 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/04 - 8/31/04).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             Beginning        Ending          Expenses Paid
                              Account        Account        During the Period
                            Value 3/1/04  Value 8/31/04   3/1/04 - 8/31/04*<F1>
                            ------------  -------------   ---------------------
Actual                         $1,000         $  966              $7.41
Hypothetical (5% annual
  return before expenses)      $1,000         $1,018              $7.61

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

                             VILLERE BALANCED FUND

   Hypothetical Value of $10,000 vs S&P 500 Index, and a Blended 65% S&P 500
                   Composite Index/35% Lehman Corp Bond Index

                          Average Annual Total Return
                          Period Ended August 31, 2004
                    1 Year                            12.49%
                    Since Inception (9/30/99)          8.79%

                                                            Blended 65%
                     Villere             S&P 500         S&P 500/35% Lehman
     Date         Balanced Fund           Index           Corp Bond Index
     ----         -------------          -------         ------------------
   9/30/1999         $10,000             $10,000               $10,000
   2/29/2000         $12,439             $10,705               $10,481
   8/31/2000         $13,470             $11,961               $11,459
   2/28/2001         $13,418              $9,828               $10,349
   8/31/2001         $13,133              $9,044               $10,055
   2/28/2002         $12,592              $8,893               $10,056
   8/31/2002         $11,288              $7,416                $9,262
   2/28/2003         $11,557              $6,876                $9,209
   8/31/2003         $13,459              $8,312               $10,206
   2/29/2004         $15,674              $9,524               $11,252
   8/31/2004         $15,139              $9,264               $11,131

As of 8/31/04 the S&P 500 Index returned 11.46% and (1.54)% for the one-year and since inception (9/30/99) periods, respectively.

As of 8/31/04 the Blended 65% S&P 500 Composite Index/35% Lehman Corp Bond Index returned 9.07% and 2.20% for the one-year and since inception (9/30/99) periods, respectively.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.villere.com.

Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Assumes reinvestment of dividends and capital gains.

The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 Index is unmanaged and returns include reinvested dividends. The Lehman Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible, investment-grade, domestic corporate debt. One cannot invest directly in an index.

SCHEDULE OF INVESTMENTS at August 31, 2004

                                                                      MARKET
SHARES                                                                VALUE
------                                                                ------
COMMON STOCKS: 68.0%

AUTO PARTS & EQUIPMENT: 3.5%
    44,000   Noble
               International, Ltd.                                 $   897,160
                                                                   -----------

BANKS: 5.9%
    30,500   First State Bancorp.                                      899,750
    10,400   Wells Fargo & Co.                                         611,000
                                                                   -----------
                                                                     1,510,750
                                                                   -----------

CHEMICALS: 3.1%
    26,500   American
               Vanguard Corp.                                          805,865
                                                                   -----------

COMMERCIAL SERVICES: 2.1%
    11,000   H&R Block, Inc.                                           530,860
                                                                   -----------

COMPUTERS: 7.7%
    75,800   3D Systems Corp.*<F2>                                     863,362
    15,000   DST Systems, Inc.*<F2>                                    678,600
    24,600   Jack Henry and
               Associates, Inc.                                        445,506
                                                                   -----------
                                                                     1,987,468
                                                                   -----------

ELECTRONICS: 3.9%
    25,600   Garmin Ltd.                                               996,096
                                                                   -----------

FOOD: 2.7%
    64,000   Cal-Maine Foods, Inc.                                     692,480
                                                                   -----------

HEALTHCARE PRODUCTS: 6.8%
    45,000   Laserscope*<F2>                                           891,000
   116,000   Luminex Corp.*<F2>                                        859,560
                                                                   -----------
                                                                     1,750,560
                                                                   -----------

HEALTHCARE SERVICES: 3.2%
    28,000   LabOne, Inc.*<F2>                                         818,440
                                                                   -----------

LODGING: 2.8%
    38,000   The Marcus Corp.                                          722,000
                                                                   -----------

OIL & GAS: 5.8%
    78,000   Delta Petroleum Corp.*<F2>                                861,120
    31,000   Gulf Island
               Fabrication, Inc.                                       618,760
                                                                   -----------
                                                                     1,479,880
                                                                   -----------

PHARMACEUTICALS: 5.9%
    21,672   Caremark Rx Inc.*<F2>                                     621,986
    27,200   Pfizer Inc.                                               888,624
                                                                   -----------
                                                                     1,510,610
                                                                   -----------

RETAIL: 2.2%
    34,000   O'Charley's Inc.*<F2>                                     552,160
                                                                   -----------

SEMICONDUCTORS: 3.2%
    25,000   International
               Rectifier Corp.*<F2>                                    821,500
                                                                   -----------

SOFTWARE: 5.4%
    11,000   Cerner Corp.*<F2>                                         481,910
    57,300   EPIQ Systems, Inc.*<F2>                                   915,654
                                                                   -----------
                                                                     1,397,564
                                                                   -----------

TRANSPORTATION: 3.8%
    37,000   Kansas City Southern*<F2>                                 555,000
    20,300   Petroleum
               Helicopters, Inc.*<F2>                                  426,097
                                                                   -----------
                                                                       981,097
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $16,102,335)                                                17,454,490
                                                                   -----------

PRINCIPAL
AMOUNT
---------
CORPORATE BONDS: 25.4%

AEROSPACE/DEFENSE: 1.5%
  $300,000   General Dynamics Corp.,
               5.375%, 8/15/2015                                       313,900
    75,000   McDonnell Douglas
               Corp., 6.875%,
               11/1/2006                                                80,959
                                                                   -----------
                                                                       394,859
                                                                   -----------

AUTO MANUFACTURERS: 0.8%
   200,000   General Motors Corp.,
               7.20%, 1/15/2011                                        212,637
                                                                   -----------

BANKS: 2.2%
   200,000   Bank of America Corp.,
               5.95%, 2/15/2006                                        207,806
   325,000   Colonial Bank,
               8.00%, 3/15/2009                                        359,046
                                                                   -----------
                                                                       566,852
                                                                   -----------

COMPUTERS: 1.0%
   250,000   IBM Corp.,
               4.75%, 11/29/2012                                       253,130
                                                                   -----------

COSMETICS/PERSONAL CARE: 1.8%
   450,000   Procter & Gamble Co.,
               3.50%, 12/15/2008                                       451,030
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 8.0%
   500,000   Caterpillar Financial
               Services Corp.,
               2.625%, 1/30/2007                                       495,294
   150,000   CIT Group Inc.,
               3.25%, 4/15/2005                                        150,684
    75,000   Ford Motor Credit Co.,
               5.80%, 1/12/2009                                         77,538
   200,000   Goldman Sachs
               Group Inc.,
               6.875%, 1/15/2011                                       226,047
   300,000   International Lease
               Finance Corp.,
               5.875%, 5/1/2013                                        318,865
   500,000   JPMorgan Chase & Co.,
               4.875%, 3/15/2014                                       496,643
   250,000   Merrill Lynch & Co.,
               6.875%, 11/15/2018                                      285,638
                                                                   -----------
                                                                     2,050,709
                                                                   -----------

FOOD: 3.8%
   400,000   Kraft Foods Inc.,
               5.25%, 10/1/2013                                        408,233
   500,000   McCormick & Co. Inc.,
               3.35%, 4/15/2009                                        490,283
    75,000   Sara Lee Corp.,
               6.00%, 1/15/2008                                         81,053
                                                                   -----------
                                                                       979,569
                                                                   -----------

INSURANCE: 2.9%
   750,000   Prudential Financial Inc.,
               5.00%, 1/15/2013                                        758,981
                                                                   -----------

OFFICE/BUSINESS EQUIPMENT: 0.2%
    50,000   Pitney Bowes Inc.,
               5.95%, 2/1/2005                                          50,689
                                                                   -----------

OIL & GAS: 0.2%
    50,000   ChevronTexaco Corp.,
               6.625%, 10/1/2004                                        50,192
                                                                   -----------

TELECOMMUNICATIONS: 1.6%
   200,000   AT&T Corp.,
               6.00%, 3/15/2009                                        200,000
   200,000   GTE Corp.,
               6.36%, 4/15/2006                                        211,170
                                                                   -----------
                                                                       411,170
                                                                   -----------

TRANSPORTATION: 1.4%
   125,000   CSX Transportation Inc.,
               7.77%, 4/1/2010                                         148,784
   200,000   International
               Shipholding Corp.,
               7.75%, 10/15/2007                                       202,000
                                                                   -----------
                                                                       350,784
                                                                   -----------
TOTAL CORPORATE BONDS
  (cost $6,308,930)                                                  6,530,602
                                                                   -----------

SHORT-TERM INVESTMENT: 10.1%

MONEY MARKET INVESTMENT:
 2,594,495   Federated Cash Trust
               Series II - Treasury
               Cash Series II
               (cost $2,594,495)                                     2,594,495
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES: 103.5%
  (cost $25,005,760)                                                26,579,587
Liabilities in excess of
  Other Assets: (3.5)%                                                (900,808)
                                                                   -----------
NET ASSETS: 100%                                                   $25,678,779
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2004

ASSETS
Investments in securities, at value (cost $25,005,760)             $26,579,587
Receivables:
   Dividends and interest                                              109,397
Prepaid expenses                                                         2,715
                                                                   -----------
   Total assets                                                     26,691,699
                                                                   -----------

LIABILITIES
Payables:
   Securities purchased                                                951,091
   Advisory fees                                                        28,728
   Administration fees                                                   4,094
   Custodian fees                                                        1,195
   Fund accounting fees                                                  4,102
   Transfer agent fees                                                   2,578
   Accrued expenses                                                     21,132
                                                                   -----------
      Total liabilities                                              1,012,920
                                                                   -----------
NET ASSETS                                                         $25,678,779
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
Paid-in capital                                                    $23,887,066
Undistributed net investment income                                     31,500
Accumulated net realized gain on investments                           186,386
Net unrealized appreciation on investments                           1,573,827
                                                                   -----------
   Net assets                                                      $25,678,779
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE ($25,678,779/ 1,890,762 shares outstanding; unlimited
  number of shares authorized without par value)                        $13.58
                                                                        ------
                                                                        ------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS - For the Year Ended August 31, 2004

INVESTMENT INCOME
Income
   Interest income                                                  $  248,238
   Dividend income                                                      64,651
                                                                    ----------
      Total income                                                     312,889
                                                                    ----------
Expenses
   Advisory fees                                                       133,881
   Administration fees                                                  35,702
   Fund accounting fees                                                 22,029
   Audit fees                                                           16,477
   Transfer agent fees                                                  16,102
   Reports to shareholders                                               9,369
   Registration fees                                                     8,580
   Legal                                                                 4,923
   Custody fees                                                          4,148
   Trustee fees                                                          4,108
   Miscellaneous                                                         2,688
   Insurance                                                               944
                                                                    ----------
      Total expenses                                                   258,951
      Plus: fees recouped                                                8,812
                                                                    ----------
      Net expenses                                                     267,763
                                                                    ----------
          NET INVESTMENT INCOME                                         45,126
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                     1,080,134
Change in net unrealized appreciation on investments                   183,567
                                                                    ----------
   Net realized and unrealized gain on investments                   1,263,701
                                                                    ----------
      NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                                   $1,308,827
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     Year             Year
                                                    Ended             Ended
                                               August 31, 2004   August 31, 2003
                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                          $   45,126       $   40,240
   Net realized gain (loss) on investments         1,080,134         (455,279)
   Change in net unrealized appreciation
     on investments                                  183,567        2,206,111
                                                 -----------      -----------
      NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                  1,308,827        1,791,072
                                                 -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                        (34,572)         (57,775)
                                                 -----------      -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F3>     12,769,688        2,137,317
                                                 -----------      -----------
      TOTAL INCREASE IN NET ASSETS                14,043,943        3,870,614
                                                 -----------      -----------

NET ASSETS
   Beginning of year                              11,634,836        7,764,222
                                                 -----------      -----------
   END OF YEAR (INCLUDING UNDISTRIBUTED
     NET INVESTMENT INCOME OF $31,500
     AND $20,946)                                $25,678,779      $11,634,836
                                                 -----------      -----------
                                                 -----------      -----------

(a)<F3>  Summary of capital share transactions is as follows:

                                          Year                  Year
                                         Ended                  Ended
                                    August 31, 2004        August 31, 2003
                                   ------------------     -----------------
                                   Shares       Value     Shares      Value
                                   ------       -----     ------      -----
Shares sold                        970,495   $13,339,838   301,575  $3,221,497
Shares issued in reinvestment
  of distributions                   2,491        33,701     5,510      56,971
Shares redeemed                    (43,398)     (603,851) (105,411) (1,141,151)
                                   -------   -----------  --------  ----------
Net increase                       929,588   $12,769,688   201,674  $2,137,317
                                   -------   -----------  --------  ----------
                                   -------   -----------  --------  ----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                        Period Ended
                                                              Year Ended August 31,                      August 31,
                                                2004           2003           2002           2001        2000*<F4>
                                                ----           ----           ----           ----        ---------
Net asset value,
  beginning of period                          $12.10         $10.22         $11.99         $12.94         $10.00
                                               ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.03           0.04           0.08           0.13           0.13
   Net realized and unrealized
     gain (loss) on investments                  1.48           1.91          (1.75)         (0.48)          3.28
                                               ------         ------         ------         ------         ------
Total from investment operations                 1.51           1.95          (1.67)         (0.35)          3.41
                                               ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
   From net investment income                   (0.03)         (0.07)         (0.10)         (0.15)         (0.04)
   From net realized gain                          --             --             --          (0.45)         (0.43)
                                               ------         ------         ------         ------         ------
Total distributions                             (0.03)         (0.07)         (0.10)         (0.60)         (0.47)
                                               ------         ------         ------         ------         ------
Net asset value, end of period                 $13.58         $12.10         $10.22         $11.99         $12.94
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------

Total return                                    12.49%         19.23%        (14.05)%        (2.50)%        34.70%^<F6>

Ratios/supplemental data:
Net assets, end of period (millions)            $25.7          $11.6           $7.8           $7.5           $4.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                           1.45%          1.92%          2.30%          2.78%          4.95%+<F5>
   After fees waived and
     expenses absorbed                           1.50%          1.50%          1.50%          1.50%          1.50%+<F5>

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                           0.30%          0.02%         (0.07)%        (0.03)%        (1.99)%+<F5>
   After fees waived and
     expenses absorbed                           0.25%          0.44%          0.73%          1.25%          1.46%+<F5>
Portfolio turnover rate                         20.38%         38.50%         19.84%         32.45%         18.35%^<F6>

*<F4>  Fund commencement operations on September 30, 1999.
+<F5>  Annualized.
^<F6>  Not annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

  The Villere Balanced Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on September 30, 1999. The investment objective of the Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Securities Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

      Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

  B. Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Securities Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Purchased discounts and premiums on securities held are accreted or amortized to interest income over the life of each security using a method which approximates the effective interest method. Interest income is recorded on an accrual basis.

  D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  E. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended August 31, 2004.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  St. Denis J. Villere & Co. LLC (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended August 31, 2004, the Fund incurred $133,881in advisory fees.

  The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the year ended August 31, 2004, the Adviser recouped $8,812 in fees that had been waived in 2001.

  At August 31, 2004, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $100,703. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

                                                  August 31,
                                           ------------------------
                                           2005                2006
                                           ----                ----
  Villere Balanced Fund                  $62,016             $38,687

  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals.

       Under $15 million           $30,000
       $15 to $50 million          0.20% of average daily net assets
       $50 to $100 million         0.15% of average daily net assets
       $100 to $150 million        0.10% of average daily net assets
       Over $150 million           0.05% of average daily net assets

  For the year ended August 31, 2004, the Fund incurred $35,702 in administration fees.

  Quasar Distributors, LLC (the "Distributor") serves as principal underwriter for shares of the Villere Balanced Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. U.S. Bank, N.A. (the "Custodian") serves as the Fund's custodian. Both the Distributor and Custodian are affiliates of the Administrator.

  Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from the sales of securities excluding short-term investments for the year ended August 31, 2004, were $14,990,535 and $3,386,473, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 19, 2003, a distribution of $0.0307 per share was declared. The dividend was paid on December 19, 2003, to shareholders of record on December 18, 2003.

  The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                      2004           2003
                                      ----           ----
  Distributions paid from:
     Ordinary income                $34,572        $57,775

  As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                             Villere
                                                          Balanced Fund
                                                          -------------
     Cost of investments                                   $25,005,760
                                                           -----------

     Gross tax unrealized appreciation                       2,650,900
     Gross tax unrealized depreciation                      (1,077,073)
                                                           -----------
     Net tax unrealized appreciation                       $ 1,573,827
                                                           -----------
                                                           -----------

     Undistributed ordinary income                         $    31,500
     Undistributed long-term capital gain                      186,386
                                                           -----------
     Total distributable earnings                          $   217,886
                                                           -----------
                                                           -----------

     Other accumulated gains/(losses)                      $        --
                                                           -----------
     Total accumulated earnings/(losses)                   $ 1,791,713
                                                           -----------
                                                           -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Villere Balanced Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-209-1129 and on the Fund's website at www.villere.com. Furthermore, you can obtain the description on the
           ---------------
SEC's website at www.sec.gov.
                 -----------

Information regarding how the Villere Balanced Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-209-1129. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Villere Balanced Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-866-209-1129 and on the Fund's website at www.villere.com. Furthermore, you can obtain the Form N-Q on the SEC's website
---------------
at www.sec.gov.
   -----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Villere Balanced Fund and
The Board of Trustees of
Professionally Management Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Villere Balanced Fund, a series of Professionally Managed Portfolios, as of August 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Villere Balanced Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 1, 2004

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                    Number of
                                                                                                    Portfolios
                                              Term of Office                                         in Fund
Name,                          Position         and Length           Principal                    Complex***<F9>         Other
Address                        with the          of Time         Occupation During                   Overseen        Directorships
and Age                         Trust             Served          Past Five Years                  by Trustees           Held
-------                        --------       --------------     -----------------                --------------     -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F7>          Chairman       Indefinite         President, Talon                       1            None.
(born 1943)                    and            Term               Industries, Inc.
2020 E. Financial Way          Trustee        since              (administrative,
Suite 100                                     May 1991.          management and
Glendora, CA 91741                                               business consulting);
                                                                 formerly Chief
                                                                 Operating Officer,
                                                                 Integrated Asset
                                                                 Management
                                                                 (investment advisor
                                                                 and manager) and
                                                                 formerly President,
                                                                 Value Line, Inc.
                                                                 (investment advisory
                                                                 and financial
                                                                 publishing firm).

Wallace L. Cook*<F7>           Trustee        Indefinite         Retired.  Formerly                     1            None.
(born 1939)                                   Term               Senior Vice President,
2020 E. Financial Way                         since              Rockefeller Trust Co.;
Suite 100                                     May 1991.          Financial Counselor,
Glendora, CA 91741                                               Rockefeller & Co.

Carl A. Froebel*<F7>           Trustee        Indefinite         Private Investor.                      1            None.
(born 1938)                                   Term               Formerly Managing
2020 E. Financial Way                         since              Director, Premier
Suite 100                                     May 1991.          Solutions, Ltd.
Glendora, CA 91741                                               Formerly President
                                                                 and Founder, National
                                                                 Investor Data Services,
                                                                 Inc. (investment related
                                                                 computer software).

Rowley W.P. Redington*<F7>     Trustee        Indefinite         President; Intertech                   1            None.
(born 1944)                                   Term               Computer Services
2020 E. Financial Way                         since              Corp. (computer
Suite 100                                     May 1991.          services and
Glendora, CA 91741                                               consulting).

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F8>       Trustee        Indefinite         Consultant since                       1            Trustee,
(born 1950)                                   Term               July 2001; formerly,                                Managers
2020 E. Financial Way                         since              Executive Vice                                      Funds.
Suite 100                                     May 1991.          President, Investment
Glendora, CA 91741                                               Company Administration,
                                                                 LLC ("ICA") (mutual
                                                                 fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky               President      Indefinite         Vice President, U.S.                   1            Not
(born 1947)                                   Term since         Bancorp Fund Services,                              Applicable.
2020 E. Financial Way                         Aug. 2002          LLC since July 2001;
Suite 100                      Chief          Indefinite         formerly, Senior Vice
Glendora, CA 91741             Compliance     Term since         President, ICA (May
                               Officer        Sept. 2004         1997-July 2001).

Eric W. Falkeis                Treasurer      Indefinite         Vice President, U.S.                   1            Not
(born 1973)                                   Term               Bancorp Fund Services,                              Applicable.
615 East Michigan St.                         since              LLC since 1997;
Milwaukee, WI 53202                           August             Chief Financial Officer,
                                              2002.              Quasar Distributors,
                                                                 LLC since 2000.

Chad E. Fickett                Secretary      Indefinite         Assistant Vice                         1            Not
(born 1973)                                   Term               President, U.S.                                     Applicable.
615 East Michigan St.                         since              Bancorp Fund Services,
Milwaukee, WI 53202                           March              LLC since July 2000.
                                              2002.

  *<F7> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F8> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F9> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

                                    Adviser
                         ST. DENIS J. VILLERE &CO. LLC
                         210 Baronne Street, Suite 808
                              New Orleans, LA70112

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202
                                 (866) 209-1963

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY &WALKER, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

 Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)  FILE:  A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                   FYE 8/31/2004        FYE 8/31/2003
                                   -------------        -------------

Audit Fees                            $14,000              $15,500
Audit-Related Fees                      N/A                  N/A
Tax Fees                              $2,000                $2,000
All Other Fees                          N/A                  N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                 FYE  8/31/2004         FYE  8/31/2003
----------------------                 --------------         --------------

Registrant                                  N/A                    N/A
Registrant's Investment Adviser             N/A                    N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable if fund not a listed issuer.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   --------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ---------------------------
                              Robert M. Slotky, President

     Date      October 28, 2004
          -----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F10> /s/ Robert M. Slotky
                                    ---------------------------
                                    Robert M. Slotky, President

     Date      October 28, 2004
          -----------------------------------------------------


     By (Signature and Title)*<F10) /s/ Eric W. Falkeis
                                    ---------------------------
                                    Eric W. Falkeis, Treasurer

     Date      October 28, 2004
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*<F10>  Print the name and title of each signing officer under his or her signature.